Summary of Significant Accounting Policies: Foreign Currency Translation (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Foreign Currency Translation

Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar. The functional currency of the Company’s operating business based in the PRC is the RMB. For the Company’s subsidiaries and affiliates whose functional currencies are the RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate in effect as of the end of the period, and equity is translated at historical exchange rates. Translation adjustments resulting from the process of translating the functional currency financial statements into U.S. dollars are included in comprehensive income.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods. All of the Company’s revenue transactions are transacted in the functional currency. The Company has not entered into any material transactions that are either originated, or to be settled, in currencies other than the RMB. Accordingly, transaction gains or losses have not had, and are not expected to have a material effect on the Company’s results of operations.

Period end exchange rates used to translate assets and liabilities and average exchange rates used to translate results of operations in each of the reporting periods are as follows:

	Nine Months ended March 31, 2014	Nine months ended March 31, 2013
Period end US$: RMB exchange rate	6.1632	6.2741
Average periodic US$: RMB exchange rate	6.1366	6.3000

The RMB is not freely convertible into any other currencies. In addition, all foreign exchange transactions in the PRC must be conducted through authorized institutions. Accordingly, management cannot provide any assurance that the RMB underlying the condensed consolidated financial statement amounts could have been, or could be, converted into US dollars at the exchange rates used to translate the functional currency into the reporting currency.

Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar. The functional currency of the Company’s operating business based in the PRC is the RMB. For the Company’s subsidiaries and affiliates whose functional currencies are the RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate in effect as of the end of the period, and equity is translated at historical exchange rates. Translation adjustments resulting from the process of translating the functional currency financial statements into U.S. dollars are included in comprehensive income.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods. All of the Company’s revenue transactions are transacted in the functional currency. The Company has not entered into any material transactions that are either originated, or to be settled, in currencies other than the RMB. Accordingly, transaction gains or losses have not had, and are not expected to have a material effect on the Company’s results of operations.

Period end exchange rates used to translate assets and liabilities and average exchange rates used to translate results of operations in each of the reporting periods are as follows:

	The year ended June 30, 2013	The year ended June 30, 2012
Period end US$: RMB exchange rate	6.1807	6.3143
Average periodic US$: RMB exchange rate	6.2767	6.3519

The RMB is not freely convertible into any other currencies. In addition, all foreign exchange transactions in the PRC must be conducted through authorized institutions. Accordingly, management cannot provide any assurance that the RMB underlying the consolidated financial statement amounts could have been, or could be, converted into US dollars at the exchange rates used to translate the functional currency into the reporting currency.